General Principles for the Preparation of the Consolidated Financial Statements (Details) - Schedule of Functional and Presentation Currency	12 Months Ended
Dec. 31, 2023
Schedule of functional and presentation currency [Abstract]
Functional Currency	Euro (“EUR”)
Brera Holdings PLC [Member]
Schedule of functional and presentation currency [Abstract]
Functional Currency	United States dollar (“US$”)
Brera Milano S.r.l. [Member]
Schedule of functional and presentation currency [Abstract]
Functional Currency	Euro (“EUR”)
Brera FC [Member]
Schedule of functional and presentation currency [Abstract]
Functional Currency	Euro (“EUR”)
Fudbalski Klub Akademija Pandev [Member]
Schedule of functional and presentation currency [Abstract]
Functional Currency	Macedonian Denar